Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (315)	$ 343
Experience adjustments	(2)
Return on plan assets (excluding interest based on discount rate)	104	(429)
Total remeasurements of employee benefit plans	(213)	(86)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	(16)	34
Experience adjustments	(1)
Total remeasurements of employee benefit plans	$ (17)	$ 34